UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2008

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	Arrow Investment Advisors, LLC
       Address: 2943 Olney-Sandy spring Road suite A
             	Olney, MD 20832


       Form 13F File Number: 28-13552

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Patrick Bassett
       Title:	Chief Compliance Officer
       Phone:	(301) 260-2934

       Signature, Place, and Date of Signing:

                Patrick Bassett         Olney, Maryland      June 4, 2009
                 [Signature]              [City, State]       [Date]

       Report Type (Check only one.):

       [] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       [X]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File Number Name

          28-12076           Dorsey Wright & Associates
          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	   0

       Form 13F Information Table Entry Total:	   53

       Form 13F Information Table Value Total:	$34,431
                                               (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name

                28-	               NONE

          [Repeat as necessary.]



            NameOfIssuer                 TitleOfClass        Cusip    MarketValue   SHRS_OR_PRN_AMT SH_PRN     Sole      Shared None
Acxiom Corporation                   Common Stock          005125109     $86,777.00       10,700.00 SH         10,700.00   0.00 0.00
Amgen, Inc.                          Common Stock          031162100    $196,350.00        3,400.00 SH          3,400.00   0.00 0.00
Anntaylor Stores Corporation         Common Stock          036115103     $83,088.00       14,400.00 SH         14,400.00   0.00 0.00
American States Water Company        Common Stock          029899101    $323,204.00        9,800.00 SH          9,800.00   0.00 0.00
Bank of America Corporation          Common Stock          060505104    $143,616.00       10,200.00 SH         10,200.00   0.00 0.00
Boston Scientific Corporation        Common Stock          101137107    $204,336.00       26,400.00 SH         26,400.00   0.00 0.00
Cincinnati Bell Inc                  Common Stock          171871106     $78,937.00       40,900.00 SH         40,900.00   0.00 0.00
CIBER, Inc.                          Common Stock          17163B102    $121,769.96       25,316.00 SH         25,316.00   0.00 0.00
Cross Country Healthcare Inc         Common Stock          227483104    $102,843.00       11,700.00 SH         11,700.00   0.00 0.00
CTS Corporation                      Common Stock          126501105     $77,140.00       14,000.00 SH         14,000.00   0.00 0.00
Darling International Inc            Common Stock          237266101    $194,895.00       35,500.00 SH         35,500.00   0.00 0.00
D R Horton, Inc.                     Common Stock          23331A109     $85,547.00       12,100.00 SH         12,100.00   0.00 0.00
The Finish Line- Cl. A               Common Stock          317923100     $68,880.00       12,300.00 SH         12,300.00   0.00 0.00
Foot Locker Inc                      Common Stock          344849104    $135,056.00       18,400.00 SH         18,400.00   0.00 0.00
FEDERAL SIGNAL CORP  COM             Common Stock          313855108    $104,037.12       12,672.00 SH         12,672.00   0.00 0.00
Frontier Communications              Common Stock          35906A108    $110,998.00       12,700.00 SH         12,700.00   0.00 0.00
Huntington Bancshares Inc            Common Stock          446150104    $160,860.00       21,000.00 SH         21,000.00   0.00 0.00
Hovnanian Enterprises, Inc.          Common Stock          442487203     $61,404.00       35,700.00 SH         35,700.00   0.00 0.00
Headwaters Inc.                      Common Stock          42210P102     $67,500.00       10,000.00 SH         10,000.00   0.00 0.00
JDS Uniphase Corporation             Common Stock          46612J507    $133,225.00       36,500.00 SH         36,500.00   0.00 0.00
Jones Apparel Group, Inc.            Common Stock          480074103    $108,410.00       18,500.00 SH         18,500.00   0.00 0.00
King Pharmaceuticals, Inc.           Common Stock          495582108    $161,424.00       15,200.00 SH         15,200.00   0.00 0.00
LKQ Corp                             Common Stock          501889208    $116,600.00       10,000.00 SH         10,000.00   0.00 0.00
Eli Lilly & Company                  Common Stock          532457108    $200,141.90        4,970.00 SH          4,970.00   0.00 0.00
LSI Logic Corporation                Common Stock          502161102     $73,367.00       22,300.00 SH         22,300.00   0.00 0.00
Macy's Inc                           Common Stock          55616P104    $160,425.00       15,500.00 SH         15,500.00   0.00 0.00
Masco Corporation                    Common Stock          574599106    $160,272.00       14,400.00 SH         14,400.00   0.00 0.00
Micrel, Inc.                         Common Stock          594793101     $78,948.00       10,800.00 SH         10,800.00   0.00 0.00
Altria Group, Inc.                   Common Stock          02209S103    $203,310.00       13,500.00 SH         13,500.00   0.00 0.00
NiSource Inc                         Common Stock          65473P105    $133,834.00       12,200.00 SH         12,200.00   0.00 0.00
Omnicare Inc                         Common Stock          681904108    $244,288.00        8,800.00 SH          8,800.00   0.00 0.00
Pfizer Incorporated                  Common Stock          717081103    $340,386.20       19,220.00 SH         19,220.00   0.00 0.00
Sara Lee Corporation                 Common Stock          803111103    $137,060.00       14,000.00 SH         14,000.00   0.00 0.00
Sovereign Bancorp, Inc.              Common Stock          845905108     $88,506.00       29,700.00 SH         29,700.00   0.00 0.00
Standard Pacific Corp. (New)         Common Stock          85375C101     $62,834.00       35,300.00 SH         35,300.00   0.00 0.00
Sterling Financial Corporation       Common Stock          859319105    $113,520.00       12,900.00 SH         12,900.00   0.00 0.00
Constellation Brands Inc. - A        Common Stock          21036P108    $178,201.00       11,300.00 SH         11,300.00   0.00 0.00
Southwest Gas Corporation            Common Stock          844895102     $85,748.00        3,400.00 SH          3,400.00   0.00 0.00
Teradyne Incorporated                Common Stock          880770102     $99,170.00       23,500.00 SH         23,500.00   0.00 0.00
Union Pacific Corporation            Common Stock          907818108    $217,968.00        4,560.00 SH          4,560.00   0.00 0.00
Wal Mart Stores, Inc.                Common Stock          931142103    $456,328.40        8,140.00 SH          8,140.00   0.00 0.00
Wabash National Corp                 Common Stock          929566107     $79,650.00       17,700.00 SH         17,700.00   0.00 0.00
Aqua America Inc                     Common Stock          03836W103    $387,092.00       18,800.00 SH         18,800.00   0.00 0.00
YRC Worldwide, Inc                   Common Stock          984249102     $56,539.00       19,700.00 SH         19,700.00   0.00 0.00
Powershares  DB Commodity Index      ETP                   73935S105  $2,400,827.00      113,300.00 SH        113,300.00   0.00 0.00
PowerShares DB G10 Curr Harv         ETP                   73935Y102  $1,088,901.00       56,100.00 SH         56,100.00   0.00 0.00
Powershares  DB Gold Fund            ETP                   73936B606  $1,687,317.86       52,499.00 SH         52,499.00   0.00 0.00
iShares  JP Morgan EM Bond Fund      ETP                   464288281    $279,590.50        2,975.00 SH          2,975.00   0.00 0.00
iShares  IBoxx$ Invest Grade Corp.   ETP                   464287242  $1,819,535.00       17,900.00 SH         17,900.00   0.00 0.00
Bond
iShares  S&P National Municipal Bond ETP                   464288414    $348,250.00        3,500.00 SH          3,500.00   0.00 0.00
Fd
SPDR  DB International Gov Inflation ETP                   78464A490  $1,061,905.00       22,100.00 SH         22,100.00   0.00 0.00
Arrow  Alt Repo                      Repo                  ARROWREPO  $6,312,492.08    6,312,492.08 SH      6,312,492.08   0.00 0.00
Goldman Sachs  Flt % Due 12/31/2009  Swap-Custom Equity    EN84FDREC $12,948,258.08   12,948,258.08 SH     12,948,258.08   0.00 0.00
Mo-1                                 Basket